Capital structure and financing - C.6. Net financial obligations, table 1 (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Borrowings	$ 6,678	$ 6,804
Add (less) derivatives & vendor financing related to debt (note D.1.2.)	58	34
Cash and cash equivalents	(775)	(1,039)	$ (895)	$ (875)
Financial assets pledged as collateral for liabilities or contingent liabilities	(6)	0
Net debt	$ 5,956	$ 5,799